Debt - Summary of Secured Debt (Parenthetical) (Detail) - Property	Jun. 30, 2026	Dec. 31, 2025	Dec. 23, 2025	Nov. 15, 2024	Mar. 28, 2024
SOFR
Line of Credit Facility [Line Items]
Interest rate swap rate			2.29%
Huntington Credit Facility
Line of Credit Facility [Line Items]
Interest rate swap rate	6.26%	6.30%		5.50%
Huntington Credit Facility | SOFR
Line of Credit Facility [Line Items]
Number of properties encumbered in loan	11	11
Interest rate swap rate	1.54%	2.29%		2.89%	2.92%
National Bank of Canada - Four Property Loan | CORRA
Line of Credit Facility [Line Items]
Number of properties encumbered in loan	4	4
Interest rate swap rate	3.03%	3.03%
QuadReal - Seven Property Loan
Line of Credit Facility [Line Items]
Number of properties encumbered in loan		7